Goodwill - Schedule of Reconciliation of Changes in Goodwill Explanatory (Details) $ in Thousands	Jan. 31, 2024 CAD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 19,171
Goodwill	$ 18,664